Fresh Start Accounting (Tables)	12 Months Ended
Dec. 31, 2018
Fresh-Start Adjustment [Line Items]
Schedule of the reconciliation of the enterprise value to the estimated fair value of the successor company's common stock as of Plan Effective Date

The following table reconciles the enterprise value to the estimated fair value of our Successor common shares as of the Plan Effective Date (in thousands):

Enterprise value	$2,075,000
Plus: Cash and cash equivalents (excludes funds held in professional fee escrow of $50.2 million)	401,910
Plus: Estimated fair value of the assets associated with the Zonda Arbitration	204,700
Less: Fair value of debt	(1,035,641)
Fair value of Successor common shares	$1,645,969

Schedule of the reconciliation of the enterprise value to the reorganization value of assets as of the Effective Date

The following table reconciles the enterprise value to the reorganization value of the Successor’s assets to be allocated to the Company’s individual assets as of the Plan Effective Date (in thousands):

Enterprise value	$2,075,000
Plus: Cash and cash equivalents (excludes funds held in professional fee escrow of $50.2 million)	401,910
Plus: Estimated fair value of the assets associated with the Zonda Arbitration	204,700
Plus: Current liabilities	83,663
Plus: Non-current liabilities excluding long-term debt	29,266
Reorganization value of Successor’s assets to be allocated	$2,794,539

Schedule of fair value adjustment to the Company's property and equipment, net
(1)	Reflects the fair value adjustment to the Company's property and equipment, net due to the adoption of Fresh Start Accounting (in thousands):

	Successor	Predecessor
Drillships and related equipment	$1,919,791	$5,928,887
Other property and equipment	683	20,737
Total property and equipment	1,920,474	5,949,624
Accumulated depreciation	—	(1,526,915)
Property and equipment, net	$1,920,474	$4,422,709

Reorganization Adjustments
Fresh-Start Adjustment [Line Items]
Schedule of reorganization balance sheet and fresh-start accounting adjustments

	As of November 19, 2018
	Predecessor	Reorganization Adjustments (1)		Deconsolidation of Zonda Debtors (14)	Fresh Start Accounting Adjustments		Successor
Assets:
Cash and cash equivalents	$154,238	$239,172	(2)	$(4,910)	$—		$388,500
Restricted cash	1,034,470	(975,795)	(3)	—	—		58,675
Accounts receivable, net	28,881	—		(2)	—		28,879
Other receivable	28,000	—		—	—		28,000
Materials and supplies	83,800	—		—	(43,493)	(15)	40,307
Deferred costs, current	11,371	—		—	(11,371)	(16)	—
Prepaid expenses and other current assets	13,281	(958)	(4)	(815)	(693)	(17)	10,815
Total current assets	1,354,041	(737,581)		(5,727)	(55,557)		555,176
Property and equipment, net	4,422,709	—		(68,102)	(2,434,133)	(18)	1,920,474
Long-term receivable	202,575	—		(202,575)	—		—
Receivable from unconsolidated subsidiaries	—	—		262,925	(58,135)	(19)	204,790
Intangible asset	—	—		—	100,000	(20)	100,000
Investment in unconsolidated subsidiaries	—	—		5,774	(742)	(19)	5,032
Other assets	27,279	(1,356)	(5)	(1,845)	(15,011)	(21)	9,067
Total assets	$6,006,604	$(738,937)		$(9,550)	$(2,463,578)		$2,794,539
Liabilities and shareholders’ equity:
Accounts payable	$14,161	$1,247	(6)	$(3,261)	$—		$12,147
Accrued expenses	56,817	11,264	(7)	(5,987)	—		62,094
Debtor-in-possession financing	50,000	(50,000)	(2)	—	—		—
Accrued interest	45,770	(36,348)	(8)	—	—		9,422
Deferred revenue, current	16,246	—		—	(16,246)	(22)	—
Total current liabilities	182,994	(73,837)		(9,248)	(16,246)		83,663
Long-term debt	969,158	—		—	66,483	(23)	1,035,641
Payable to unconsolidated subsidiaries	—	—		1,725	—		1,725
Other long-term liabilities	30,253	1,782	(9)	(1,539)	(2,955)	(24)	27,541
Total liabilities not subject to compromise	1,182,405	(72,055)		(9,062)	47,282		1,148,570
Liabilities subject to compromise	3,084,874	(3,084,386)	(10)	(488)	—		—
Commitments and contingencies
Shareholders’ equity:
Common shares	214	536	(11)	—	—		750
Additional paid-in capital	2,368,232	1,646,097	(12)	—	(2,369,110)	(25)	1,645,219
Accumulated other comprehensive loss	(13,850)	—		—	13,850	(25)	—
Accumulated deficit	(615,271)	770,871	(13)	—	(155,600)	(25)	—
Total shareholders’ equity	1,739,325	2,417,504		—	(2,510,860)		1,645,969
Total liabilities and shareholders’ equity	$6,006,604	$(738,937)		$(9,550)	$(2,463,578)		$2,794,539

Schedule of Changes in cash and cash equivalents
(1)	Changes in cash and cash equivalents include the following (in thousands):

Transfer of restricted cash - escrow funds from the issuance of the First Lien Notes	$767,578
Transfer of restricted cash - escrow funds from the issuance of the Second Lien PIK Notes	258,160
Proceeds from the equity offerings	500,000
Payment of 2013 Revolving Credit Facility	(475,000)
Payment of SSCF	(661,478)
Payment of debtor-in-possession financing (including $354 of accrued interest)	(50,354)
Payment of accrued interest on 2013 Revolving Credit Facility and SSCF	(35,994)
Funding of professional fee escrow	(50,175)
Payment of professional fees	(13,557)
Payment of bank fees	(8)
Net change in cash and cash equivalents	$239,172

Schedule of Changes in restricted cash
(1)	Changes in restricted cash includes the following (in thousands):

Transfer of restricted cash - escrow funds from the issuance of the First Lien Notes	$(767,578)
Transfer of restricted cash - escrow funds from the issuance of the Second Lien PIK Notes	(258,160)
Funding of professional fee escrow	50,175
Payment of bank fees	(232)
Net change in restricted cash	$(975,795)

Schedule of Changes in accrued expenses
(1)	Changes in accrued expenses includes the following (in thousands):

Accrual of professional fees	$9,450
Accrual of equity issuance costs	6,580
Accrual of other fees	1,593
Payment of professional fees	(6,342)
Reduction in income taxes related to the implementation of the Plan	(17)
Net change in accrued expenses	$11,264

Schedule of payment of accrued interest
(1)	Reflects the payment of accrued interest (in thousands):

Payment of accrued interest on 2013 Revolving Credit Facility and SSCF	$(35,994)
Payment of accrued interest on debtor-in-possession financing	(354)
Net change in accrued interest	$(36,348)

Schedule of Liabilities subject to compromise settled

(1)	Liabilities subject to compromise settled in accordance with the Plan and the resulting gain were determined as follows (in thousands):

Liabilities subject to compromise	$3,084,874
Less liabilities subject to compromise related to unconsolidated subsidiaries remaining in bankruptcy	(488)
Payment of 2013 Revolving Credit Facility	(475,000)
Payment of SSCF	(661,478)
Reinstatement of claims that are expected to be paid	(1,247)
Issuance of Successor common shares to the holders of the 2017 Notes, Term Loan B and the 2020 Notes	(1,152,443)
Gain on settlement of liabilities subject to compromise	$794,218

Schedule of increase in common shares
(1)	The increase in common shares reflects (in thousands):

Issuance of Successor common shares to the holders of the 2017 Notes, Term Loan B and the 2020 Notes at par	$244
Equity offerings at par	506
Reduction of share capital for reverse stock split	(214)
Net change in common shares	$536

Schedule of increase in additional paid in capital
(1)	The increase in additional paid-in capital reflects (in thousands):

Issuance of Successor common shares to the holders of the 2017 Notes, Term Loan B and the 2020 Notes	$1,152,199
Equity offerings - additional paid-in capital	499,494
Reduction of share capital for reverse stock split	214
Cancellation of Predecessor share based compensation awards	770
Accrual of equity issuance costs	(6,580)
Net change in additional paid-in-capital	$1,646,097

Schedule of decrease in accumulated deficit
(1)	The decrease in accumulated deficit reflects (in thousands):

Gain on settlement of liabilities subject to compromise	$794,218
Accrued professional fees	(9,450)
Accrued other fees	(1,593)
Elimination of prepaid directors and officers insurance policies related to the Predecessor	(958)
Cancellation of predecessor share based compensation awards	(770)
Professional and success fees paid on Plan Effective Date	(7,215)
Payment of bank fees	(240)
Elimination of deferred tax asset related to the implementation of the Plan	(1,356)
Recognition of a deferred tax liability related to the implementation of the Plan	(1,782)
Reduction in income tax related to the implementation of the Plan	17
Net change in accumulated deficit	$770,871